S000018146 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	194 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
FTSE All-World ex US Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.62%	7.34%	4.06%
FTSE EPRA Nareit Developed ex US Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.30%	(0.45%)	0.97%
iShares International Developed Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.86%	(0.58%)	0.77%
Performance Inception Date					Nov. 12, 2007
iShares International Developed Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.47%	(1.57%)	(0.45%)
iShares International Developed Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.87%	(0.53%)	0.37%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.